Net Income Attributable to Komatsu Ltd. per Share (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd.	¥167,041	¥150,752	¥33,559	$2,037,085

	Number of shares
	2012	2011	2010
Weighted average common shares outstanding, less treasury stock	962,919,074	967,803,446	968,013,328
Dilutive effect of:
Stock options	857,871	671,477	449,531

Weighted average diluted common shares outstanding	963,776,945	968,474,923	968,462,859

	Yen			U.S. cents
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd. per share:
Basic	¥173.47	¥155.77	¥34.67	¢ 211.55

Diluted	173.32	155.66	34.65	211.36